Derivative financial instruments and Short positions (Details 11) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Hedge Instruments | Swap contract
Strategies
Accrued Cost		R$ 1,361,658	R$ 2,227,004
Adjustment to Market Value		35,110	(24,206)
Market Value		1,396,768	2,202,798
Hedge Instruments | Credit Operations Hedge
Strategies
Accrued Cost		435,872	1,032,283
Adjustment to Market Value		(3,494)	68,730
Market Value		432,378	1,101,012
Hedge Instruments | Hedge of Securities
Strategies
Accrued Cost		925,786	1,194,721
Adjustment to Market Value		38,604	(92,936)
Market Value		964,390	1,101,786
Hedge Instruments | Future Contracts
Strategies
Accrued Cost		54,460,972	44,541,939
Adjustment to Market Value		0	0
Market Value		54,460,972	44,541,939
Hedge Instruments | Credit Operations Hedge
Strategies
Accrued Cost	[1]	50,975,253	44,000,952
Adjustment to Market Value	[1]	0	0
Market Value	[1]	50,975,253	44,000,952
Hedge Instruments | Hedge of Securities
Strategies
Accrued Cost		3,485,719	540,987
Adjustment to Market Value		0	0
Market Value		3,485,719	540,987
Hedge Objects | Swap contract
Strategies
Accrued Cost		1,324,685	2,423,678
Hedge Objects | Credit Operations Hedge
Strategies
Accrued Cost		399,831	1,198,921
Hedge Objects | Hedge of Securities
Strategies
Accrued Cost		924,854	1,224,757
Hedge Objects | Future Contracts
Strategies
Accrued Cost		7,726,566	17,224,115
Hedge Objects | Credit Operations Hedge
Strategies
Accrued Cost	[1]	R$ 4,506,878	16,910,915
Hedge Objects | Hedge of Securities
Strategies
Accrued Cost			R$ 313,200

[1]	Updated value of the instruments on December 31, 2019 is R$8,425,386 (12/31/2018 - R$16,738,641).